Expense Example {- Government Portfolio} - 06.30 North Carolina Capital Management Trust PRO-14 - Government Portfolio - Government Portfolio (NCCMT)-Default	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280